The "Lava Jato" (Car Wash) Operation and its Effects on the Company - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Investigation and its effects on company activities LineItems [line items]
The total funds collected under the Lava Jato investigation		$ 991	$ 912
U.S. securities and exchange commission [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Inquiry related credit received by authorities	$ 85
Department of justice inquiries [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Inquiry related credit received by authorities	85
Brazilian authorities [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Credit remittance	$ 683
Other income and expense [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Funds received from new leniency and plea agreements		$ 79